Shareholders' Equity (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 € / shares
Stockholders' Equity Note [Abstract]
Payment of dividends	$ (277,176,000)	$ (263,244,000)	$ (317,903,000)
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.8	$ 0.78
Conditional capital [Line Items]
Conditional capital increase	$ 6,557,000
Common stock, no par value | € / shares				€ 1
Class of Stock [Line Items]
Common stock authorized | shares	385,913,972
Stock options beginning balance | shares	6,067,000	8,737,000
Weighted average remaining contractual life in years	five
Stock options exercised during the period | shares	907,720
Options Outstanding | shares	6,067,167
Conditional Capital Available	$ 16,146,000
Total Conditional Capital	19,703,000
2011 SOP [Member]
Class of Stock [Line Items]
Conditional Capital Available	11,960,000
2006 SOP [Member]
Class of Stock [Line Items]
Conditional Capital Available	$ 4,186,000